Commitment and Contingencies (Details) - Schedule of operations and comprehensive loss - EQRx, INC. [Member] - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Condensed Statement of Income Captions [Line Items]
Total lease costs		$ 2,567	$ 2,424
Research and Development Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs		916	659
Variable lease costs	[1]	286	162
General and Administrative Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs		1,039	1,297
Variable lease costs		$ 326	$ 306

[1]	Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.